Offsets	May 01, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Digital Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-270596
Initial Filing Date	Dec. 23, 2024
Fee Offset Claimed	$ 87,244.59
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 569,853,667.18
Offset Note	Digital Realty Trust, Inc. (the "Company") is registering shares of common stock having a proposed maximum aggregate offering price of up to $7,500,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the "Current Prospectus Supplement"). The Company has previously registered shares of common stock having an aggregate offering price of up to $3,000,000,000, offered by means of a prospectus supplement dated December 23, 2024 (the "December 2024 Prospectus Supplement") and an accompanying prospectus dated March 16, 2023 pursuant to the Prior Registration Statement. In connection with the filing of the December 2024 Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $448,009.62, reflecting the fee due with respect to shares of common stock to be offered and sold pursuant to the December 2024 Prospectus Supplement that were not unsold securities registered pursuant to a prior prospectus supplement. The Prior Registration Statement terminated effective upon the filing of the Current Registration Statement. The Company subsequently filed a prospectus supplement dated February 17, 2026 (the "February 2026 Prospectus Supplement" and, together with the December 2024 Prospectus Supplement, the "Prior Prospectus Supplements") and an accompanying prospectus dated February 17, 2026, pursuant to the Current Registration Statement relating to the offer and sale of shares of common stock having an aggregate offering price of up to $1,886,352,255.50, which represented the unsold portion of the securities previously registered pursuant to the December 2024 Prospectus Supplement and Prior Registration Statement, and accordingly, the Company did not make a contemporaneous fee payment in accordance with Rule 415(a)(6). Shares of common stock having a proposed maximum aggregate offering price of $1,316,498,588.32 have been sold as of the date hereof pursuant to the February 2026 Prospectus Supplement. Shares of common stock having a proposed maximum offering price of $569,853,667.18 that are being registered pursuant to the Current Prospectus Supplement represent unsold securities previously registered pursuant to the Prior Prospectus Supplements. Pursuant to Rule 457(p) under the Securities Act, $87,244.59 of the registration fees that were paid with respect to securities that were previously registered pursuant to the Prior Prospectus Supplements and were not sold thereunder is offset against the registration fee of $1,035,750 due for this offering. The remaining balance of the registration fee, $948,505.41, has been paid in connection with the filing of the Current Prospectus Supplement. The Company has terminated the offerings that included the unsold securities under the Prior Prospectus Supplements.
Termination / Withdrawal Statement	The Registration Statement on Form S-3 (Registration No. 333-270596) filed on March 16, 2023 (the "Prior Registration Statement") terminated effective upon the filing of a Registration Statement on Form S-3 (Registration Nos. 333-293494 and 333-293494-01) filed on February 17, 2026 (the "Current Registration Statement").
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Digital Realty Trust, Inc.
Form or Filing Type	S-3
File Number	333-270596
Filing Date	Dec. 23, 2024
Fee Paid with Fee Offset Source	$ 448,009.62